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                              THE RIVERFRONT FUNDS
                                3435 Stelzer Road
                              Columbus, Ohio 43219


                                 January 4, 1999


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Attention:  Filing Desk
Stop 1-4
Washington, D.C.  20549-1004

         Subject:   The Riverfront Funds -- Securities Act of 1933 Registration
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                    No. 33-34154 and Investment Company Act of 1940 File No.
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                    811-6082 -- Rule 497(j) Filing
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Ladies and Gentlemen:

         On behalf of The Riverfront Funds (the "Trust"), the undersigned hereby certifies, on behalf of the Trust, that the form of Prospectus (excluding the Prospectus Supplement) and the Statement of Additional Information for The Riverfront U.S. Government Securities Money Market Fund, The Riverfront U.S. Government Income Fund, The Riverfront Income Equity Fund, The Riverfront Balanced Fund, The Riverfront Small Company Select Fund and The Riverfront Large Company Select Fund that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent post-effective amendment to the Trust's Registration Statement on Form N-1A as filed on October 29, 1998, and that the text of such post-effective amendment has been filed electronically.


                                         THE RIVERFRONT FUNDS

                                         By /s/ Charles L. Booth
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                                           Charles L. Booth, Vice President